Annual Fund Operating Expenses - Bahl & Gaynor Income Growth Fund	Oct. 31, 2025
Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.09%
Component2 Other Expenses	0.09%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.88%
Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	1.00%	[1]
Component1 Other Expenses	0.09%
Component2 Other Expenses	0.09%
Other Expenses (as a percentage of Assets):	0.18%	[1],[2]
Expenses (as a percentage of Assets)	1.63%	[1]
Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.09%
Component2 Other Expenses	0.09%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.63%

[1]	Currently, Class C shares are not available for purchase.
[2]	Other expenses for Class C shares are estimated for the current fiscal year, based on current expenses for the existing share classes.